CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2017 USD ($)
Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	$ 809.2
Construction and Development Loans [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	143.2
Lessors of Nonresidential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	263.5
Lessors of Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	99.6
Construction [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	71.4
Manufacturing [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	$ 62.9